Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB	US$
	(in thousands)
Tax prepayments	261,943	210,454	30,095
Prepaid expenses	16,882	51,016	7,295
Rental and other deposits	12,801	11,338	1,621
Receivables from third-party payment platform	31,720	22,414	3,205
Other receivables	13,595	13,511	1,932
	336,941	308,733	44,148